Document and Entity Information	Nov. 01, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2022
Entity File Number	001-14947
Entity Registrant Name	JEFFERIES GROUP LLC
Entity Central Index Key	0001084580
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4719745
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2550
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.850% Senior Notes Due 2027
Trading Symbol	JEF/27A
Security Exchange Name	NYSE
2.750% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.750% Senior Notes Due 2032
Trading Symbol	JEF/32A
Security Exchange Name	NYSE